Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO (Jones)(1) ($)	Compensation Actually Paid to First PEO (Jones)(1)(3) ($)	Summary Compensation Table Total for Second PEO (Maletira)(1) ($)	Compensation Actually Paid to Second PEO (Maletira)(1)(3) ($)	Summary Compensation Table Total for Third PEO (Kandiah)(1) ($)	Compensation Actually Paid to Third PEO (Kandiah)(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Invested Based on:		Net Income (in millions)	Company Selected Measure: Non-GAAP Operating Profit(6) (in millions)
									Total Stockholder Return(4) ($)	Peer Group Total Stockholder Return(5) ($)
2025	$—	$—	$10,647,038	$8,779,589	$11,595,450	$9,019,050	$3,448,381	$1,021,882	$5.09	$258.38	$(225.8)	$126.1
2024	$—	$—	$8,419,184	$7,641,531	$—	$—	$3,236,872	$2,715,593	$11.59	$208.30	$(858.2)	$105.6
2023	$—	$—	$13,403,460	$3,939,501	$—	$—	$6,893,010	$4,559,365	$10.49	$152.48	$(837.8)	$157.2
2022	$17,025,668	$(22,885,308)	$25,304,582	$2,445,699	$—	$—	$5,397,267	$(320,247)	$15.48	$96.60	$(804.8)	$363.8
2021	$35,270,070	$22,164,881	$—	$—	$—	$—	$7,832,042	$3,683,898	$70.67	$134.53	$(218.3)	$484.1

Company Selected Measure Name	Non-GAAP Operating Profit
Named Executive Officers, Footnote	Kevin Jones served as our first PEO for 2021, and 2022. Amar Maletira served as our second PEO during 2022, 2023, 2024 and 2025. Gajen Kandiah served as our third PEO during 2025.
(2)     For 2025, our non-PEO NEOs included Mark Marino and DK Sinha. For 2024, our non-PEO NEOs included Bobby Molu, Mark Marino, Brian Lillie, DK Sinha, and Srini Koushik. For 2023, our non-PEO NEOs included Bobby Molu, Brian Lillie, DK Sinha, and Srini Koushik. For 2022, our non-PEO NEOs included DK Sinha, Srini Koushik, Holly Windham, and Subroto Mukerji. For 2021, our non-PEO NEOs included Amar Maletira, Subroto Mukerji, Holly Windham, and Martin Blackburn.

Peer Group Issuers, Footnote	Peer Group Total Shareholder Return represents the cumulative return on a $100 investment in the S&P 500 Information Technology Index on December 31, 2020, through the end of the applicable fiscal year, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) has been calculated based on the methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid(a)	Fiscal 2025 (For Maletira)	Fiscal 2025 (For Kandiah)	Fiscal 2025 (Average for Non-PEO NEOs)
Summary Compensation Table Total	$10,647,038	$11,595,450	$3,448,381
Deduct Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table	$(6,014,938)	$(10,780,000)	$(2,295,174)
Add Year End Fair Value of Equity Awards Granted in the Year	$—	$8,203,600	$1,729,576
Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$—	$—	$(1,453,315)
Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$6,744,793	$—	$194,930
Add Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(1,639,895)	$—	$(64,363)
Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(957,409)	$—	$(538,153)
Compensation Actually Paid	$8,779,589	$9,019,050	$1,021,882
(a)    For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Performance Share Units	Fiscal 2025
TSR Realized Performance (Percentile)	11th
Volatility	75.79%
Risk-Free Interest Rate	3.42%

Non-PEO NEO Average Total Compensation Amount	$ 3,448,381	$ 3,236,872	$ 6,893,010	$ 5,397,267	$ 7,832,042
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,021,882	2,715,593	4,559,365	(320,247)	3,683,898
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (“CAP”) has been calculated based on the methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid(a)	Fiscal 2025 (For Maletira)	Fiscal 2025 (For Kandiah)	Fiscal 2025 (Average for Non-PEO NEOs)
Summary Compensation Table Total	$10,647,038	$11,595,450	$3,448,381
Deduct Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table	$(6,014,938)	$(10,780,000)	$(2,295,174)
Add Year End Fair Value of Equity Awards Granted in the Year	$—	$8,203,600	$1,729,576
Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$—	$—	$(1,453,315)
Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$6,744,793	$—	$194,930
Add Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(1,639,895)	$—	$(64,363)
Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(957,409)	$—	$(538,153)
Compensation Actually Paid	$8,779,589	$9,019,050	$1,021,882
(a)    For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Performance Share Units	Fiscal 2025
TSR Realized Performance (Percentile)	11th
Volatility	75.79%
Risk-Free Interest Rate	3.42%

Compensation Actually Paid vs. Total Shareholder Return	The following chart illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and Total Stockholder Return and Peer Group Total Stockholder Return.
Compensation Actually Paid vs. Net Income	The following table illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and our Net Income.
Compensation Actually Paid vs. Company Selected Measure	The following table illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and Non-GAAP Operating Profit.
Total Shareholder Return Vs Peer Group	The following chart illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and Total Stockholder Return and Peer Group Total Stockholder Return.
Tabular List, Table	Non-GAAP Operating Profit •Net Income •Total Shareholder Return
Total Shareholder Return Amount	$ 5.09	11.59	10.49	15.48	70.67
Peer Group Total Shareholder Return Amount	258.38	208.30	152.48	96.60	134.53
Net Income (Loss)	$ (225,800,000)	$ (858,200,000)	$ (837,800,000)	$ (804,800,000)	$ (218,300,000)
Company Selected Measure Amount	126,100,000	105,600,000	157,200,000	363,800,000	484,100,000
Additional 402(v) Disclosure

Performance Share Units	Fiscal 2025
TSR Realized Performance (Percentile)	11th
Volatility	75.79%
Risk-Free Interest Rate	3.42%
	Reflects cumulative Total Shareholder Return (TSR). It shows the growth of a $100 investment on December 31, 2020, through the end of the applicable fiscal year, assuming reinvestment of dividends.Non-GAAP Operating Profit is defined as net income (loss), plus interest expense and income taxes, further adjusted to exclude the impact of non-cash charges for share-based compensation and cash charges for transaction-related costs and adjustments, restructuring and transformation charges, certain other non-operating, and non-recurring or non-core gains and losses.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Profit
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Amar Maletira [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,647,038	$ 8,419,184	$ 13,403,460	$ 25,304,582
PEO Actually Paid Compensation Amount	8,779,589	$ 7,641,531	$ 3,939,501	2,445,699
Gajen Kandiah [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	11,595,450
PEO Actually Paid Compensation Amount	9,019,050
Kevin Jones [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				17,025,668	$ 35,270,070
PEO Actually Paid Compensation Amount				$ (22,885,308)	$ 22,164,881
PEO | Amar Maletira [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,014,938)
PEO | Amar Maletira [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amar Maletira [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amar Maletira [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,744,793
PEO | Amar Maletira [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,639,895)
PEO | Amar Maletira [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(957,409)
PEO | Gajen Kandiah [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,780,000)
PEO | Gajen Kandiah [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,203,600
PEO | Gajen Kandiah [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gajen Kandiah [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gajen Kandiah [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gajen Kandiah [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,295,174)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,729,576
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,453,315)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,930
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,363)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (538,153)